Financial Assets Delivered as Guarantee	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Financial Assets Delivered as Guarantee
11	FINANCIAL ASSETS DELIVERED AS GUARANTEE
The composition of financial assets delivered as guarantee as of December 31, 2022 and 2021 is as follows:

Composition	Carrying amount
	12/31/2022	12/31/2021
For transactions with the BCRA	24,824,547	30,242,005
For guarantee deposits	5,795,731	4,751,142

Total	30,620,278	34,993,147

The Bank’s Management considers there shall be no losses due to the restrictions on the above listed financial assets.